DISCONTINUED OPERATIONS AND ASSETS HELD FOR SALE (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Noncurrent Assets Held For Sale And Discontinued Operations [abstract]
Condensed information of discontinued operations [Table Text Block]
Condensed information of discontinued operations (a)	2017	2016
Operating information
Discontinued operations of assets held for sale
Sales	299	278
Expenses	308	270
(Loss) earnings before income taxes	(9)	8
Income tax recovery	(10)	(4)
Earnings before measurement of assets held for sale	1	12
Loss on measurement of assets held for sale(b)	(311)	-
Income tax recovery on loss on measurement of assets held for sale	(123)	-
Net (loss) earnings from discontinued operations	(187)	12
Cash flow information
Operating activities	24	30
Investing activities	(20)	(23)
Cash provided by discontinued operations	4	7
(a)	No cumulative income or expenses are included in other comprehensive income related to CPO.
(b)	The write-down of CPO assets when classified as held for sale is predominately related to property, plant and equipment.